Financial Income and Expenses	6 Months Ended
Jun. 30, 2022
Financial Income And Expenses [Abstract]
Financial Income and Expenses

Note 22	Financial Income and Expenses

Financial income and expenses	Half-year ended
(in € thousands)	2021/06/30	2022/06/30

Financial income
Interest income	224	17
Foreign exchange gain	5,019	6,032
Financial income occured by renegotiating the convertible bond debt OCEANE	35,578	—
Other financial income	1	132
TOTAL - Financial income	40,822	6,182
Financial expenses
Interest expenses	(2,758)	(2,160)
Interest expenses for leases	(55)	(33)
Foreign exchange losses	(2,291)	—
Other financial expenses	(3)	(4)
TOTAL - Financial expenses	(5,107)	(2,197)
FINANCIAL GAIN (LOSS)	35,714	3,985
The interest income recognized is mainly related to the investments in US dollars,for which the income decreased during the period.
For comparison purposes, the amount of financial income recognized during the first half of 2021 reflected the one-time buyback bonus generated by the renegotiation of the OCEANEs completed in January 2021.
The financial expenses are mainly related to the interest of the OCEANE at the unchanged rate of 3.5% per annum. The change in these expenses includes the reduction of our bond debt following its renegotiation concluded in January 2021, the conversions into shares executed in 2021 and the amortization of the discount of the bond debt at the effective interest rate of 8.8%.
Regarding the use of the effective interest rate, the amortization of the discount of the bond debt accretes the bond debt up to the amount that will be repaid (or converted) at maturity, recognizing a theoretical annual interest accrual as a result of the accretion on the period of an amount equivalent to the equity component at an effective interest rate.
The portion of financial gain related to currency exchange is a net gain of €6,032 in the first half of 2022 notably due to the difference in currency exchange recognized at June 30, 2022 on the cash investments in US dollars, as GENFIT has decided to keep some of its cash in US dollars, to be used to pay directly expenses in US dollars (natural currency hedge).
See Note 6 “Cash and cash equivalents”.